SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of allowance for doubtful accounts

The changes in “Allowance for doubtful accounts” during the years ended December 31, 2015 and 2014 are as follows:

	Year ended December 31,
	2015	2014
	($ in thousands)
Balance at beginning of period	$337	$405
Additions during the period	72	35
Deductions during the period	(49)	(57)
Exchange rate differences	(14)	(46)
Balance at end of period	346	$337

Schedule of inventories

	March 31, 2016	December 31, 2015
	($ in thousands)
Finished goods	$116	$301
Work in process	276	307
Raw materials and supplies	119	145
	$511	$753

	December 31,
	2015	2014
	($ in thousands)
Finished goods	$301	$1,273
Work in process	$307	326
Raw materials and supplies	$145	325
	$753	$1,924

Schedule of accounts payable and accruals-other

	March 31, 2016	December 31, 2015
	($ in thousands)
Employees and employee institutions	$599	$412
Accrued vacation and recreation pay	253	377
Accrued clinical trial expenses	523	582
Accrued expenses	678	552
Provision for sales commissions	84	80
Taxes payable	2	3
	$2,139	$2,006

	December 31,
	2015	2014
	($ in thousands)
Employees and employee institutions	$412	$1,022
Accrued vacation and recreation pay	377	410
Accrued clinical trials expenses	582	1,016
Provision for sales commissions	80	120
Accrued expenses	552	993
Taxes payable	3	15
	$2,006	$3,576